Condensed Statement of Changes in Shareholders’ Deficit (Unaudited)	3 Months Ended
Mar. 31, 2022 USD ($) shares
Balance	$ (4,543,927)
Issuance of Class B ordinary shares to Sponsor	25,000
Sale of 7,250,000 Private Placement warrants	7,226,565
Fair value of public warrants, net of offering costs	4,973,703
Issuance of 143,750 shares to underwriters’ representative	1,437,500
Accretion of Class A ordinary shares carrying value to redemption value	(17,824,049)
Net loss	(372,974)
Additional Paid-in Capital
Balance	0
Issuance of Class B ordinary shares to Sponsor	24,641
Sale of 7,250,000 Private Placement warrants	7,226,565
Fair value of public warrants, net of offering costs	4,973,703
Issuance of 143,750 shares to underwriters’ representative	1,437,486
Accretion of Class A ordinary shares carrying value to redemption value	(13,662,395)
Accumulated Deficit
Balance	(4,544,300)
Accretion of Class A ordinary shares carrying value to redemption value	(4,161,654)
Net loss	(372,974)
Class A | Ordinary Shares
Balance	$ 14
Balance (in Shares) | shares	143,750
Issuance of 143,750 shares to underwriters’ representative	$ 14
Issuance of 143,750 shares to underwriters’ representative (in Shares) | shares	143,750
Class B | Ordinary Shares
Balance	$ 359
Balance (in Shares) | shares	3,593,750
Issuance of Class B ordinary shares to Sponsor	$ 359
Issuance of Class B ordinary shares to Sponsor (in Shares) | shares	3,593,750